Commitments and Contingencies	12 Months Ended
Aug. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
21.	COMMITMENTS AND CONTINGENCIES

Capital commitment

As of August 31, 2020 and 2021, future minimum capital commitments under non-cancelable contracts from continuing operations were as follows:

	As of August 31,
	2020	2021
	RMB	RMB
Capital commitment for construction of schools	26,923	70,231
Capital commitment for an equity method investment	210,000	208,866
Total	236,923	279,097